8. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Loans: [Abstract]
Components of the net deferred tax asset

	2014	2013

Deferred tax assets:
Allowance for loan loss	$ 1,862	$ 2,321
Previous Years AMT	802	802
Loss on Other Equity Investments	51	51
NOL carry-forwards (20 year carry-forward period)	9,420	9,125
Net unrealized loss on securities available-for-sale	-	430
	12,135	12,729

Deferred tax liability:
Depreciation	(342)	(285)
Net unrealized gain on securities available for sale	(49)	-
	(391)	(285)
Deferred Tax Asset Valuation Allowance	(1,000)	(2,000)

Net deferred tax assets:	$ 10,744	$ 10,444

Components of income tax expense
	2014	2013

Federal:
Current	$ (295)	$ (735)
Deferred	(482)	(1,944)

Total	$ (777)	$ (2,679)

Income tax reconciliation
	2014	2013

Statutory rate applied to earnings (losses) before income taxes	$ 595	$ (406)
Tax exempt interest	(164)	(187)
Life Insurance proceeds	(78)
Deferred Tax Valuation allowance	(1,000)	(2,000)
Other, net	(130)	(86)

Total	$ (777)	$ (2,679)